Warrant Derivative (Details) - USD ($)				6 Months Ended
	Nov. 12, 2024	Nov. 05, 2024	Sep. 09, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Jan. 18, 2025
Warrant Derivative [Line Items]
Gross proceeds (in Dollars)				$ 14,256,893	$ 250,000
Total purchase price (in Dollars)				$ 22,699,108	$ 12,545,659
Series A and Series B Warrants [Member]
Warrant Derivative [Line Items]
Warrants fully exercised in cashless basic at market value							1.69
Class A Ordinary Shares [Member]
Warrant Derivative [Line Items]
Number of ordinary shares				19,361,639		7,034,662
Class A Ordinary Shares [Member] | Series A Warrants [Member]
Warrant Derivative [Line Items]
Number of warrant purchase			4,090,909
Exercise price per share (in Dollars per share)			$ 0.605
Number of newly issued shares				2,626,412
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Warrant Derivative [Line Items]
Number of warrant purchase			4,090,909
Exercise price per share (in Dollars per share)			$ 0.715
Number of newly issued shares				2,360,140
Class A Ordinary Shares [Member] | Warrant [Member]
Warrant Derivative [Line Items]
Exercise price per share (in Dollars per share)	$ 0.72	$ 0.72
Number of granted warrants	1,875,000	2,625,000
Class B Ordinary Share [Member]
Warrant Derivative [Line Items]
Number of ordinary shares				15,251,516		840,403
Total purchase price (in Dollars)	$ 1,500,000	$ 2,100,000
Price per share (in Dollars per share)	$ 0.6	$ 0.6
Class B Ordinary Share [Member] | InnoSphere Tech Inc [Member]
Warrant Derivative [Line Items]
Shares issued		3,500,000
Class B Ordinary Share [Member] | Tokyo Bay Management Inc [Member]
Warrant Derivative [Line Items]
Shares issued	2,500,000
Private Placement [Member]
Warrant Derivative [Line Items]
Gross proceeds (in Dollars)			$ 3,000,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Warrant Derivative [Line Items]
Number of ordinary shares			5,454,545